Stock Options (Tables)	12 Months Ended
Dec. 31, 2023
Stock Options [Abstract]
Schedule of Fair Value of Stock Options

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock options. In applying the Black-Scholes option pricing model, the Company used the following assumptions in 2023:

Expected Volatility	72.4% – 73.8%
Expected Dividend Yield	0%
Expected Life (Term)	5.77 – 6.25 Years
Risk-free Rate	4.26% – 4.66%

Schedule of Stock Option Activity

The following table summarizes the Company’s stock option activity for the year ended December 31, 2023 and 2022:

	Options	Weighted- average Exercise Price per Option	Weighted- average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Oustanding at December 31, 2022	263,000	$1.25	1.01	$—
Granted	2,085,034	$2.39	9.8
Terminated	(380,300)	$1.60	n/a
Outstanding at December 31, 2023	1,967,734	$2.38	9.8
Exercisable and vested at December 31, 2023	907,262	$2.40	9.8	$—

Schedule of Weighted Average Grant Date Fair Value of Option Activity	The weighted average grant date fair value of option activity during the year are as follows:
	Shares	Weighted Average Grant Date Fair Value
Unvested balance at December 31, 2022
Granted	2,085,034	$1.61
Vested	(907,262)	$1.60
Forfeited	(117,300)	$1.66
Unvested balance at December 31, 2023	1,060,472	$1.62

Schedule of Stock-Based Compensation Expense

Total stock-based compensation expense associated with stock options was classified as follows on the statement of operations for the years ended December 31:

	2023	2022
Research and development expense	$156	$—
Sales and marketing expense	63	—
General and administrative expense	1,356	—
Total stock-based compensation expense	$1,575	$—